Segment reporting (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 EUR (€) segment	Jun. 30, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenue	€ 5,262	€ 5,153	€ 10,314	€ 9,683
Gross profit	(2,741)	(2,674)	(4,317)	(5,105)
Systems
Segment reporting
Revenue	1,883	2,542	3,258	4,235
Gross profit	€ 561	€ 925	€ 990	€ 1,278
Gross profit in %	29.80%	36.40%	30.40%	30.20%
Services
Segment reporting
Revenue	€ 3,379	€ 2,611	€ 7,056	€ 5,448
Gross profit	€ 1,492	€ 1,185	€ 3,330	€ 2,413
Gross profit in %	44.20%	45.40%	47.20%	44.30%